SHARE BASED PAYMENT (Details) (EUR €)	12 Months Ended						1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 10, 2010	Dec. 31, 2009	Jul. 31, 2009	May 25, 2007	Jun. 30, 2005 Program Alpha I And Alpha Ii [Member]	Dec. 31, 2011 Program Alpha I And Alpha Ii [Member]	Jun. 30, 2006 Program Beta [Member]	May 31, 2008 Program C [Member]	Jun. 30, 2007 Program C [Member]	Dec. 31, 2011 Program Alpha I Grant [Member]	Dec. 31, 2011 Program Alpha Ii Grant [Member]	Dec. 31, 2011 Program Beta [Member]
SHARE BASED PAYMENT
Balance Outstanding at January 1,	1,998,496
Balance Cancelled during the year	(1,998,496)
Balance Outstanding at December 31,	0	1,998,496
Balance Vested but not exercised at December 31,	0
Weighted average exercise price
Weighted average exercise price Outstanding at January 1	€ 20.45
Weighted average exercise price Cancelled during the year	€ 20.45
Weighted average exercise price Outstanding at December 31	€ 0	€ 20.45
Weighted average exercise price Vested but not exercised at December 31, 2010	€ 0
Option Pricing Model [Line Items]
Total Shares options granted per Program												2,992,620	496,500	3,014,100
Adjustments due to share capital increases												120,315	35,632	162,720
Number of share options exercised												(1,426,883)	(53,475)	(798,590)
Number of share options cancelled												(1,686,052)	(478,657)	(2,378,230)
Outstanding balance												0	0	0
Stock Option Program [Line Items]
Maximum number of new ordinary shares to be issued.							2,500,000		2,500,000		12,000,000
Adjusted maximum number of new ordinary shares to be issued.								3,500,000	3,500,000	12,500,000
Exercise price from							€ 5		€ 5		€ 5
Program duration (in years)							5		5		8
Exercise price up to % of average market price							€ 0.70		€ 0.70		€ 0.85
Maximum number of options granted is a % of total number of shares outstanding											€ 0.01
Share Based Payment Textual Details [Abstract]
Weighted average remaining contractual term	0	0.5
Total fair value of options vested during	€ 0	€ 4,814,000
Distribution of ordinary shares to staff as bonus						350,000
Par value of ordinary shares distributed	€ 5.00	€ 5.00	€ 5.0		€ 5.00
Profit capitalization for distribution of ordinary shares to staff as bonus						1,750,000
Total expense recognized during year related to distribution of ordinary shares to staff as bonus	0	1,847,000		4,433,000
Total Expense Recognised During Year	€ 0	€ 10,500,000		€ 8,300,000